Income Taxes (Details Narrative) - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Provision for federal and state income taxes							$ (5,085)	$ (4,511)
Effective income tax rate reconciliation, percent							38.00%	36.70%
Income taxes at statutory federal rate percentage	21.00%				21.00%		34.00%	34.00%
Income tax reconciliation description	The legislation reduced the U.S. corporate tax rate from the current top rate of 35% to 21%. As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate.				The Company’s 2018 effective tax rates differ from the federal statutory rate of 21% primarily due to local and state income tax rates, net of the federal tax effect. The Company’s 2017 effective tax rates differ from the federal statutory rate of 35% primarily due to local and state income tax rates, net of the federal tax effect.
Federal and State [Member]
Provision for federal and state income taxes						$ 2,445
Effective income tax rate reconciliation, percent						38.10%
Successor [Member]
Provision for federal and state income taxes		$ (449)
Successor [Member] | Federal and State [Member]
Provision for federal and state income taxes			$ 449	$ 718
Effective income tax rate reconciliation, percent			39.40%	23.90%